Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 30 — SEGMENT REPORTING

We operate as a single reportable segment. This determination is based upon the financial information reviewed by our Chief Operating Decision Maker (“CODM”). Our CODM is our management committee, which is comprised of the Company’s Chief Executive Officer, President and Chief Financial Officer who collectively assess the performance of the Company and allocate resources across the Company. The internal reporting used collectively by the management committee is presented on a consolidated basis. The accounting policies of the segment are the same as those described in Note 2. The CODM evaluates the Company’s performance and allocates resources based upon consolidated business metrics, including not limited to registered users, funded accounts, equity notional volume and option contract volume, and financial metrics, which include consolidated revenue, adjusted operating income, adjusted net income and consolidated total assets. Certain information provided to the CODM presents operating expenses on a different basis than that presented in the consolidated statements of operations and comprehensive (loss) income.

The following table presents significant revenues and expenses provided to the CODM for the years ended December 31, 2025, 2024 and 2023.

	2025	2024	2023
Revenues
Equity and option order flow rebates	$304,126,641	$197,069,562	$192,232,715
Interest related income	154,256,508	130,451,877	155,792,329
Handling charge income	87,293,753	49,044,700	30,677,177
Other revenues	25,319,904	13,663,533	10,900,349
Total revenues	570,996,806	390,229,672	389,602,570
Segment expenses
Brokerage and transaction(1)	128,749,064	79,306,618	66,418,918
Technology and development(1)	73,231,080	55,550,088	44,407,785
Marketing and branding(1)	133,929,889	136,693,180	150,558,774
General and administrative(1)	132,740,255	100,445,443	75,825,829
Other segment items(2)	43,872,899	32,587,611	29,411,885
Total operating expenses per consolidated statements of operations and comprehensive (loss) income	512,523,187	404,582,940	366,623,191
Operating income (loss)	58,473,619	(14,353,268)	22,979,379
Other expense (income), net	13,275,139	(2,302,693)	2,801,285
Provision for income taxes	20,832,451	13,823,355	16,140,571
Income from discontinued operations, net of tax	-	2,691,778	1,784,465
Net income (loss)	$24,366,029	$(23,182,152)	$5,821,988

(1)	Excludes share-based compensation. See Note 21 for operating expense allocation.

(2)	Other segment items represent share-based compensation.

As we are a single segment entity, the significant segment expenses required to be disclosed under ASC 280 are presented throughout the consolidated financial statements including the consolidated statements of operations and comprehensive (loss) income, consolidated statements of cash flows, Note 23 – Revenues and Note 24 – Expenses.

Our single segment total assets are equivalent to our total consolidated assets as reported on our consolidated statements of financial position.

Geographic Area Information

The following table presents our revenues, by geographic area, for the years ended December 31, 2025, 2024 and 2023 from external customers, excluding interest received on corporate bank deposits in the amount of $14,963,064, $12,923,495 and $14,833,038 for the years ended December 31, 2025, 2024 and 2023, respectively.

	2025	2024	2023
Revenues:
United States	$516,465,261	$355,022,439	$363,746,474
Singapore	13,155,299	10,923,140	5,590,646
Hong Kong	6,770,376	6,692,262	5,066,724
Canada	8,304,728	1,605,292	–
Others	11,338,078	3,063,044	365,688
Total	$556,033,742	$377,306,177	$374,769,532

The following table presents long-lived assets by category and by geographic area as of December 2025 and 2024.

	2025	2024
Right-of-use assets:
Mainland China	$54,318,815	$56,198,584
United States	5,937,180	6,648,247
Others	4,101,660	3,446,920
Total	$64,357,655	$66,293,751

Property and equipment, net:
United States	$29,210,625	$30,347,719
Others	6,684,230	3,282,051
Total	$35,894,855	$33,629,770

Intangible assets, net:
United States	$36,037,400	$–
Japan	15,068,472	15,111,688
Indonesia	3,052,159	3,094,718
Others	1,276,536	1,209,557
Total	$55,434,567	$19,415,963

Goodwill:
United States	$25,066,700	$–
Mexico	5,197,438	5,197,438
Total	$30,264,138	$5,197,438